Trade Receivables and Other Current Assets - Disclosure of Subsidies Receivables (Detail) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Receivables1 [abstract]
Research tax credit	$ 19,180	$ 14,496
Other subsidies	308	0
Total subsidies receivables	$ 19,488	$ 14,496